Employee compensation - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Employee Benefits [Abstract]
Employee benefit expense, excl. tax credits and government subsidies	$ 341,851	$ 169,809
Total share-based compensation and related costs	109,066	44,755
Post-employment benefit expense, defined contribution plans	$ 4,264	$ 1,436